Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and equivalents (note 25a)	$ 4,440	$ 5,280
Accounts receivable (note 18)	554	623
Inventories (note 17)	1,781	1,734
Other current assets (note 18)	1,690	612
Current assets	8,465	8,249
Non-current assets
Non-current portion of inventory (note 17)	2,819	2,636
Equity in investees (note 16)	3,983	4,594
Property, plant and equipment (note 19)	25,821	24,954
Intangible assets (note 20a)	149	150
Goodwill	3,581	4,769
Deferred income tax assets (note 30)	19	29
Other assets (note 22)	1,128	1,509
Total assets	45,965	46,890
Current liabilities
Accounts payable (note 23)	1,556	1,448
Debt (note 25b)	13	15
Current income tax liabilities	163	285
Other current liabilities (note 24)	1,388	338
Total current liabilities	3,120	2,086
Non-current liabilities
Debt (note 25b)	4,769	5,135
Provisions (note 27)	2,211	2,768
Deferred income tax liabilities (note 30)	3,247	3,293
Other liabilities (note 29)	1,329	1,301
Total liabilities	14,676	14,583
Equity
Capital stock (note 31)	28,114	28,497
Deficit	(7,282)	(6,566)
Accumulated other comprehensive (loss) income	26	(23)
Other	1,913	1,949
Total equity attributable to Barrick Gold Corporation shareholders	22,771	23,857
Non-controlling interests (note 32)	8,518	8,450
Total equity	31,289	32,307
Total liabilities and equity	$ 45,965	$ 46,890